Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Interest received	$ 126,194	$ 121,366	$ 105,318
Fees and other income received	21,284	21,185	20,503
Proceeds from sales of loans	221,748	157,028	131,321
Origination of loans held for sale	(213,483)	(160,921)	(129,060)
Interest paid	(18,146)	(21,966)	(12,565)
Cash paid to suppliers and employees	(75,082)	(69,412)	(64,351)
Income taxes paid	(12,106)	(10,934)	(10,558)
Net cash provided by operating activities	50,409	36,346	40,608
Cash flows from investing activities:
Purchase of available-for-sale securities	(409,996)	(255,432)	(9,118)
Proceeds from calls, maturities and paydowns of available-for-sale securities	200,785	90,805	36,955
Proceeds from sale of available-for-sale securities	54,870	37,325	35,093
Purchase of restricted equity securities	(409)	(1,668)	0
Proceeds from maturities and paydowns of held-to-maturity securities	0	0	4,651
Proceeds from sale of held-to-maturity securities	0	0	4,764
Loans made to customers, net of repayments	(236,402)	(43,568)	(293,655)
Purchase of bank owned life insurance and annuity contracts	(6,867)	0	(4,301)
Purchase of premises and equipment	(2,220)	(6,044)	(7,752)
Proceeds from sale of other assets	9	14	4
Proceeds from sale of other real estate	2,307	952	796
Net cash used in investing activities	(397,923)	(177,616)	(232,563)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	563,605	163,720	101,248
Net increase (decrease) in time deposits	(20,615)	18,230	96,662
Net decrease in securities sold under agreements to repurchase	0	0	(864)
Net increase (decrease) in Federal Home Loan Bank advances	(19,975)	23,613	0
Escrow payable, net	5,824	(269)	165
Common stock dividends paid	(13,013)	(11,725)	(9,447)
Proceeds from sale of common stock pursuant to dividend reinvestment	10,056	9,134	7,470
Proceeds from sale of common stock pursuant to exercise of stock options	718	775	394
Repurchase of common stock	0	(1,629)	0
Net cash provided by financing activities	526,600	201,849	195,628
Net increase in cash and cash equivalents	179,086	60,579	3,673
Cash and cash equivalents at beginning of year	159,770	99,191	95,518
Cash and cash equivalents at end of year	338,856	159,770	99,191
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	38,492	36,044	32,594
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	8,838	6,494	5,853
Provision for loan losses	9,696	2,040	4,298
Equity-based compensation expense	1,180	786	1,237
Provision for deferred tax benefit	(3,304)	(478)	(248)
Loss (gain) on sales of other real estate, net	(658)	48	80
Loss on sales of other assets	4	4	3
Loss on sales of premises and equipment	63	128	2
Security loss (gain)	(882)	268	650
Increase in derivative liability, net	209	0	0
Increase in loans held for sale	(1,295)	(10,695)	(2,378)
Increase (decrease) in taxes payable	756	339	(1,526)
Increase in other assets, bank owned life insurance and annuity contract earnings	(3,023)	(194)	(1,684)
Decrease (increase) in accrued interest receivable	(1,571)	779	(458)
Increase (decrease) in interest payable	(763)	682	1,453
Increase in other liabilities	2,667	101	732
Total adjustments	11,917	302	8,014
Net cash provided by operating activities	50,409	36,346	40,608
Supplemental Schedule of Non-Cash Activities:
Change in fair value of securities available-for-sale, net of taxes of $2,291 in 2020, $2,971 in 2019, and $1,228 in 2018	6,472	8,398	(3,470)
Non-cash transfers from held-to-maturity to available-for-sale securities	0	0	22,800
Non-cash transfers from loans to other real estate	992	884	693
Non-cash transfers from other real estate to loans	40	544	95
Non-cash transfers from loans to other assets	$ 5	$ 18	$ 7